Parent-Only Financial Statements, Parent-Only Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets [Abstract]
Cash, cash equivalents, and restricted cash due from subsidiary banks	[1]	$ 201,902	$ 236,052	$ 159,157	$ 234,230
Other		73,302	78,815
Total assets	[2]	1,929,845	1,932,468
Liabilities and equity
Accrued expenses and other liabilities		78,756	71,210
Total liabilities	[3]	1,748,779	1,745,025
Total Wells Fargo stockholders’ equity		179,120	185,735
Total liabilities and equity		1,929,845	1,932,468
Parent Company [Member]
Assets [Abstract]
Cash, cash equivalents, and restricted cash due from subsidiary banks		20,991	15,856	$ 16,171	$ 15,134
Total assets		379,504	376,187
Liabilities and equity
Accrued expenses and other liabilities		8,380	8,933
Long-term debt		146,851	148,053
Total liabilities		200,384	190,452
Total Wells Fargo stockholders’ equity		179,120	185,735
Total liabilities and equity		379,504	376,187
Parent Company [Member] | Subsidiaries [Member]
Assets [Abstract]
Cash, cash equivalents, and restricted cash due from subsidiary banks		20,991	15,856
Loans to nonbank subsidiaries		185,269	187,306
Investments in subsidiaries	[4]	162,913	161,698
Other	[4]	10,331	11,327
Liabilities and equity
Indebtedness to nonbank subsidiaries		45,153	33,466
Parent Company [Member] | Indirect Bank Subsidiaries [Member]
Assets [Abstract]
Investments in subsidiaries		$ 169,600	$ 166,300

[1]	Includes Cash and due from banks and Interest-earning deposits with banks on our consolidated balance sheet and excludes time deposits, which are included in Interest-earning deposits with banks
[2]	Our consolidated assets at December 31 2024 and 2023, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Loans, $11.2 billion and $4.9 billion; all other assets, $671 million and $435 million; and Total assets, $11.9 billion and $5.3 billion, respectively.
[3]	Our consolidated liabilities at December 31, 2024 and 2023, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Long-term debt, $2.2 billion and $0; Accrued expenses and other liabilities, $124 million and $115 million; and Total liabilities $2.4 billion and $115 million, respectively.
[4]	ncludes indirect ownership of bank subsidiaries with equity of $169.6 billion and $166.3 billion at December 31, 2024 and 2023, respectively.